Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,326	$ 1,574
Provision for credit losses
Originations	124	153
Maturities	(184)	(189)
Changes in risk, parameters and exposures	389	197
Write-offs	(160)	(26)
Recoveries	11	9
Exchange rate and other	(61)	(38)
Balance at end of period	2,445	1,680
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	774	597
Provision for credit losses
Transfers to Stage 1	50	51
Transfers to Stage 2	(55)	(20)
Transfers to Stage 3	(3)	(3)
Originations	124	153
Maturities	(97)	(118)
Changes in risk, parameters and exposures	(101)	(55)
Exchange rate and other	17	(5)
Balance at end of period	709	600
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	785	585
Provision for credit losses
Transfers to Stage 1	(50)	(51)
Transfers to Stage 2	58	21
Transfers to Stage 3	(9)	(14)
Maturities	(87)	(71)
Changes in risk, parameters and exposures	173	150
Exchange rate and other	(17)	(8)
Balance at end of period	853	612
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	767	392
Provision for credit losses
Transfers to Stage 2	(3)	(1)
Transfers to Stage 3	12	17
Changes in risk, parameters and exposures	317	102
Write-offs	(160)	(26)
Recoveries	11	9
Exchange rate and other	(61)	(25)
Balance at end of period	$ 883	$ 468